Income Taxes - Schedule of Non-cash, Nontaxable Effects of Changes in Fair Value of Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Change in fair value of warrant liability	$ 6,687	$ (16,391)	$ 12,598	$ (11,313)
Change in fair value of earnout shares liability	3,330	(9,653)	7,034	(7,672)	$ (10,858)	$ (10,807)
Total non-cash, nontaxable effects of changes in fair value of liabilities	$ 10,017	$ (26,044)	$ 19,632	$ (18,985)